Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 13, 2022
Entity Registrant Name	dei_EntityRegistrantName	First Trust Exchange-Traded Fund VIII
Entity Central Index Key	dei_EntityCentralIndexKey	0001667919
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
First Trust Flexible Municipal High Income ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Notwithstanding anything to the contrary in the Fund’s Prospectus, in order to correct typographical errors, all references to “Bloomberg High Yield Total Return Index” are replaced with “Bloomberg Municipal High Yield Bond Index”; all references to “Bloomberg Municipal Bond Index Total Return Index” are replaced with “Bloomberg Municipal Bond Index”; and all references to “First Trust Municipal Closed-End Fund Total Return Index” are replaced with “First Trust Municipal Closed-End Fund Index.”